BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2015
Schedule of Variable Interest Entities [Table Text Block]
	July 31, 2015	July 31, 2014
Total assets	$20,948,502	$26,927,076
Total liabilities	11,457,633	17,610,720
	For the year	For the year
	ended	ended
	July 31, 2015	July 31, 2014

Net income (loss)	$(1,206,494)	$(455,727)

Schedule of Useful Lives of Property, Plant and Equipment [Table Text Block]
Classification	Estimated useful life
Machinery equipment	5 - 10 years
Computer and office equipment	3 years
Vehicle	5 years
Property under capital lease	20 years